Chapter 11 Proceedings - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	$ 428	$ 526
Restricted cash	147	132
Accounts receivable, net	122	125
Amounts due from related parties, net	50	85
Other current assets	200	194
Total current assets	947	1,062
Investments in associated companies	248	248
Drilling units	1,927	2,120
Restricted cash	69	65
Deferred tax assets	8	9
Equipment	16	19
Amounts due from related parties, net	410	392
Other non-current assets	32	46
Total non-current assets	2,710	2,899
Total assets	3,657	3,961
Trade accounts payable	(57)	(45)
Short-term debt due to related party	0	(7)
Other current liabilities	(275)	(316)
Total current liabilities	(878)	(6,545)
Liabilities subject to compromise	(6,406)		$ 0
Deferred tax liabilities	(8)	(10)
Other non-current liabilities	(105)	(120)
Total non-current liabilities	(113)	(556)
Total equity	3,740	3,140	$ 98	$ (1,793)
Total liabilities and equity	(3,657)	$ (3,961)
Reorganization, Chapter 11, Debtor-in-Possession
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	414
Restricted cash	78
Accounts receivable, net	122
Amounts due from related parties, net	81
Other current assets	185
Total current assets	880
Investments in associated companies	25
Drilling units	1,927
Shares in subsidiaries	409
Restricted cash	69
Deferred tax assets	8
Equipment	16
Amounts due from related parties, net	3
Other non-current assets	32
Total non-current assets	2,489
Total assets	3,369
Trade accounts payable	(56)
Short-term debt due to related party	(1)
Other current liabilities	(239)
Total current liabilities	(296)
Liabilities subject to compromise	(6,416)
Deferred tax liabilities	(8)
Other non-current liabilities	(105)
Total non-current liabilities	(113)
Total equity	3,456
Total liabilities and equity	$ (3,369)